Debt (Unsecured Senior Notes) (Narrative) (Details) - USD ($)		3 Months Ended		12 Months Ended
	Mar. 07, 2003	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Repayments of unsecured debt		$ 89,046,000		$ 326,051,000
Gain (loss) on repurchase of debt		2,382,000		(26,516,000)
Interest paid, net				108,712,000	$ 209,716,000	$ 0
Professional fees				2,782,000	$ 15,258,000	$ 14,950,000
Parent Company [Member]
Debt Instrument [Line Items]
Repayments of unsecured debt				326,051,000
7.50% Notes due 2024 [Member]
Debt Instrument [Line Items]
Repayments of unsecured debt		$ 294,000		$ 102,000
Debt instrument, interest rate, stated percentage	7.50%	7.50%		7.50%	7.50%
Gain (loss) on repurchase of debt		$ (50,000)
Debt instrument, face amount	$ 146,000,000
Debt instrument, maturity date	Feb. 15, 2024	Feb. 15, 2024
7.50% Notes due 2024 [Member] | Parent Company [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage				7.50%	7.50%
Debt instrument, maturity date				Feb. 15, 2024	Feb. 15, 2024
Unsecured Senior Notes [Member]
Debt Instrument [Line Items]
Interest expense, debt		$ 2,786,000	$ 8,830,000
Interest paid, net		$ 4,869,000	$ 17,965,000